C-band repurposing (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of C band Repurposing [Abstract]
Summary of Costs and Expected Reimbursements of Assets	The costs and expected
reimbursements recorded in the consolidated statement of financial position under “Assets in the course of construction” (Note 16) are presented in the following table:

€million	Space segment	Ground segment	Total
Cost as at 1 January 2025	1,098	59	1,157
Impact of currency translation	(127)	(7)	(134)
Cost as at 31 December 2025	971	52	1,023
Expected reimbursements as at 1 January 2025	2	9	11
Repayments	(2)	(9)	(11)
Expected reimbursements as at 31 December 2025	—	—	—

Cost as at 1 January 2024	1,033	55	1,088
Additions	—	—	—
Impact of currency translation	65	4	69
Cost as at 31 December 2024	1,098	59	1,157
Expected reimbursements as at 1 January 2024	243	50	293
Additions / (rejections) (net)	(11)	1	(10)
Repayments	(213)	(44)	(257)
In-kind reimbursements	(22)	—	(22)
Impact of currency translation	5	2	7
Expected reimbursements at 31 December 2024	2	9	11
Cost as at 1 January 2023	1,022	53	1,075
Additions	48	4	52
Impact of currency translation	(37)	(2)	(39)
Cost as at 31 December 2023	1,033	55	1,088
Expected reimbursements as at 1 January 2023	345	51	396
Additions / (rejections) (net)	36	2	38
Repayments	(129)	(1)	(130)
Impact of currency translation	(9)	(2)	(11)
Expected reimbursements as at 31 December 2023	243	50	293